Segment and Geographic Area Information (Schedule Of Asset Information By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 1,257,510	$ 1,191,662	$ 1,062,741
Cash and cash equivalents	89,129	50,370	49,192	151,831
Short-term investments	0	0	300
Other accounts receivable	297,055	278,332
Deferred income taxes	56,837	43,066	28,850
Net property, plant, and equipment	358,371	352,966	333,976
Prepaid pension cost	12,710	11,494	8,597
Other assets and deferred charges	72,007	73,619
Additions to long-lived assets	38,753	53,515	46,636
Depreciation and amortization	43,389	43,352	39,134
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	992,022	977,421	898,445
Petroleum Additives [Member]
Segment Reporting Information [Line Items]
Total assets	873,277	854,134	768,814
Additions to long-lived assets	36,873	50,760	42,908
Depreciation and amortization	36,197	36,604	32,454
Real Estate Development [Member]
Segment Reporting Information [Line Items]
Total assets	104,727	109,162	112,385
Additions to long-lived assets	0	0	2,046
Depreciation and amortization	4,847	4,091	4,065
All Other [Member]
Segment Reporting Information [Line Items]
Total assets	14,018	14,125	17,246
Additions to long-lived assets	0	30	51
Depreciation and amortization	112	112	98
Unallocated Amount to Segment [Member]
Segment Reporting Information [Line Items]
Other accounts receivable	12,178	173	5,906
Prepaid expenses	18,173	36,943	15,358
Net property, plant, and equipment	25,250	24,791	23,315
Other assets and deferred charges	51,211	47,404	32,778
Corporate [Member]
Segment Reporting Information [Line Items]
Additions to long-lived assets	1,880	2,725	1,631
Depreciation and amortization	$ 2,233	$ 2,545	$ 2,517